Note 17 - Investment in Joint Venture and Other Investment (Details) - Summarized Financial Information for the Joint Venture (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Voyage revenue	$ 42,586,963	$ 40,850,051	$ 54,921,697
Euromar LLC, The Joint Venture (Member)
Schedule of Equity Method Investments [Line Items]
Current assets	9,520,607	11,207,156	4,582,256
Non current assets	252,531,888	268,669,047	248,337,400
Current liabilities	16,194,148	4,079,748	6,051,143
Non current liabilities	115,181,837	127,350,355	127,316,330
Members’ contributions	175,000,000	175,000,000	132,000,000
Voyage revenue	31,663,989	27,510,792	27,478,223
Net revenue	30,269,066	26,163,274	26,216,805
Operating loss	(11,058,601)	(7,313,783)	(2,018,854)
Net loss	$ (17,798,476)	$ (14,106,082)	$ (8,413,047)